Non-financial Assets and Liabilities (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets
a.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2021
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	1	—	21	22
Amortization charge	—	(102)	—	(1,475)	(1,577)
Closing net book amount	134,453	2,072	427,779	16,242	580,546

As of June 30, 2021
Cost	134,453	3,407	489,698	23,999	651,557
Accumulated amortization	—	(1,335)	—	(7,757)	(9,092)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,072	427,779	16,242	580,546

Three Months Ended September 30, 2021
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions	—	—	—	—	—
Exchange differences	—	25	—	—	25
Amortization charge	—	(29)	—	(364)	(393)
Closing net book amount	134,453	2,068	427,779	15,878	580,178

As of September 30, 2021
Cost	134,453	3,410	489,698	23,999	651,560
Accumulated amortization	—	(1,342)	—	(8,121)	(9,463)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,068	427,779	15,878	580,178

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

Summary of Provisions

	As of			As of
	September 30, 2021			June 30, 2021
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,788	14,004	24,792	10,764	14,645	25,409
Employee benefits	5,111	51	5,162	4,195	47	4,242
Provision for license agreements	3,750	2,410	6,160	3,751	2,325	6,076
	19,649	16,465	36,114	18,710	17,017	35,727

Summary of Deferred Tax Balances

(i) Deferred tax balances

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	70,799	71,916
Other temporary differences	9,447	8,248
Total deferred tax assets	80,246	80,164

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	80,246	80,164
Total deferred tax liabilities	80,246	80,164
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	1,449	(2,609)	339	(821)
- directly to equity	(466)	557	—	91
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	1,065	(1,209)	82	(62)
- directly to equity	52	10		62
As of September 30, 2021	(70,799)	(9,447)	80,246	—
(1)	Deferred tax assets are netted against deferred tax liabilities